INTANGIBLE ASSETS - Summary of Movement of Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Beginning balance	£ 7,610	£ 8,389
Impairment losses for the year	641	237	£ 63
Ending balance	6,946	7,610	8,389
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	11,394	11,979
Additions	91	27
Disposals	0	(466)
Exchange adjustments	(217)	(146)
Ending balance	11,268	11,394	11,979
Accumulated impairment [member]
Reconciliation of changes in goodwill [abstract]
Beginning balance	(3,784)	(3,590)
Impairment losses for the year	641	237
Exchange adjustments	(103)	(43)
Ending balance	£ (4,322)	£ (3,784)	£ (3,590)